Schedule of outstanding options (Details) - Share options [member]	6 Months Ended		12 Months Ended
	Jun. 30, 2026 shares kr / shares	Jun. 30, 2025 shares kr / shares	Dec. 31, 2025 shares kr / shares	Dec. 31, 2024 shares kr / shares
IfrsStatementLineItems [Line Items]
Number of options outstanding, Beginning balance | shares	1,917,529	1,287,064	1,287,064	1,180,392
Weighted average exercise prices outstanding, Beginning balance | kr / shares	kr 88.91	kr 115.98	kr 115.98	kr 119.73
Granted during the period | shares			1,228,156	388,420
Weighted average exercise prices, Granted | kr / shares			kr 71.54	kr 100.54
Forfeited during the period | shares	(99,142)	(7,173)	(41,481)	(96,591)
Weighted average exercise prices, Forferited | kr / shares	kr 71.73	kr 113.06	kr 197.26	kr 111.90
Exercised during the period | shares
Weighted average exercise prices, Exercised | kr / shares
Expired | shares	(22,841)	(303,236)	(556,210)	(185,157)
Weighted average exercise prices, Expired | kr / shares	kr 77.55	kr 101.31	kr 105.13	kr 109.66
Number of options outstanding, Ending balance | shares	1,795,546	976,655	1,917,529	1,287,064
Weighted average exercise prices outstanding, ending balance | kr / shares	kr 84.63	kr 121.01	kr 88.91	kr 115.98
Number of options, Exercisable | shares	1,390,379	903,147	1,419,355	1,153,020
Weighted average exercise prices, Exercisable | kr / shares	kr 88.36	kr 116.80	kr 94.36	kr 111.43